SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (Tables)	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES
Schedule of key macroeconomic parameters for estimation of expected credit losses

		Scenarios
Year ended 31 December 2022	Year	Basic	Negative	Positive

Growth Rate of GDP	2023	5.04%	4.70%	6.04%
Growth Rate of CPI	2023	2.12%	1.63%	2.67%

		Scenarios
Year ended 31 December 2021	Year	Basic	Negative	Positive

Growth Rate of GDP	2022	5.30%	5.04%	5.57%
Growth Rate of CPI	2022	2.20%	2.09%	2.31%